PENSION PLAN - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Discount rate	3.20%	2.60%
Future pension earning increases	4.00%	4.00%
Current male pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	22 years	21 years 10 months 24 days
Current female pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	24 years 3 months 18 days	24 years 3 months 18 days
Current male members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	23 years	22 years 10 months 24 days
Current female members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	25 years 3 months 18 days	25 years 2 months 12 days